Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Net revenues
Net revenues	$ 419,135	¥ 2,862,692	¥ 2,057,557	¥ 1,528,619
OneSmart VIP
Net revenues
Net revenues	353,765	2,416,217	1,839,724	1,415,952
Happy Math
Net revenues
Net revenues	52,591	359,199	212,104	¥ 112,667
FasTrack English
Net revenues
Net revenues	10,682	72,961
Other
Net revenues
Net revenues	$ 2,097	¥ 14,315	¥ 5,729